Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Information
Information about operating results and assets for each segment

	Thousands of Yen
		Digital	Corporate
	Relaxation	Preventative	and
	Salon	Healthcare	elimination	Consolidated
Six months ended June 30, 2021 (ASC 606)
Revenues	¥2,110,561	¥16,918	¥ ―	¥2,127,479
Operating income (loss)	93,852	(65,004)	(511,036)	(482,188)
Depreciation and amortization	25,345	4,201	10,085	39,631

Six months ended June 30, 2020 (ASC 605)
Revenues	¥1,344,503	¥11,774	¥ ―	¥1,356,277
Operating loss	(166,200)	(21,016)	(247,091)	(434,307)
Depreciation and amortization	14,453	3,771	14,881	33,105

	Thousands of Yen
		Digital	Corporate
	Relaxation	Preventative	and
	Salon	Healthcare	elimination	Consolidated
Year ended December 31, 2020
Revenues	¥3,315,947	¥25,670	¥ ―	¥3,341,617
Operating income (loss)	(140,866)	(66,100)	(539,122)	(746,088)
Depreciation and amortization	32,261	8,007	22,022	62,290
Total assets	3,096,094	34,247	2,583,125	5,713,466

Year ended December 31, 2019
Revenues	¥3,864,656	¥43,608	¥ ―	¥3,908,264
Operating income (loss)	279,439	(43,056)	(202,033)	34,350
Depreciation and amortization	34,025	4,764	7,385	46,174
Total assets	3,346,739	29,565	1,381,161	4,757,465